INVESTMENTS, DEBT AND DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2021	2020

At fair value
Derivatives not designated as hedges	—	20
Derivatives designated as net investment hedges	—	3
Other investments	37	8
	37	31

At amortized cost
Security deposits and cash collateral	49	325
Other investments	99	39
	148	364

Total investments and derivatives	185	395
Non-current	99	305
Current	86	90

Schedule of financial liabilities
The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2021	2020

At fair value
Derivatives not designated as hedges	4	52
Derivatives designated as net investment hedges	4	1
	8	53

At amortized cost
Principal amount outstanding	7,595	7,678
Interest accrued	86	85
Discounts, unamortized fees, hedge basis adjustment	(15)	(5)
Bank loans and bonds	7,666	7,758

Lease liabilities	2,667	1,912
Put-option liability over non-controlling interest	16	273
Other financial liabilities*	289	91
	10,638	10,034

Total debt and derivatives	10,646	10,087
Non-current	9,404	8,832
Current	1,242	1,255

.*Certain comparative amounts have been reclassified, refer to Note 24 for further details.

Schedule of principal amounts outstanding for interest-bearing loans and bonds	The Company had the following principal amounts outstanding for interest-bearing loans and bonds at December 31:

						Principal amount outstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2021	2020

VEON Holdings	Loans	None	RUB	7.35% to 7.50%	2021	—	812
VEON Holdings	Loans	None	RUB	CBR key rate + 2.20%	2021	—	677
VEON Holdings	Notes	PJSC VimpelCom	US$	7.50%	2022	417	417
VEON Holdings	Notes	None	US$	5.95% to 7.25%	2023	1,229	1,229
VEON Holdings	Notes	None	US$	4.95%	2024	533	533
VEON Holdings	Loan	None	RUB	CBR key rate + 1.85%	2025	404	406
VEON Holdings	Notes	None	US$	4.00%	2025	1,000	1,000
VEON Holdings	Notes	None	RUB	6.30% to 6.50%	2025	404	406
VEON Holdings	Notes	None	RUB	8.13%	2026	269	—
VEON Holdings	Notes	None	US$	3.38%	2027	1,250	1,250
VEON Finance Ireland DAC	Loans	VEON Holdings	RUB	CBR key rate + 1.90% to 2.15%	2026	807	—
VEON Finance Ireland DAC	Loan	VEON Holdings	RUB	10.10%	2026	404	—
PJSC VimpelCom, via VIP Finance Ireland	Notes	None	US$	7.75%	2021	—	262
PMCL	Loans	None	PKR	6M KIBOR +0.35%	2022	24	80
PMCL	Loans	None	PKR	6M KIBOR + 0.55%	2026	272	273
PMCL	Loan	None	PKR	3M KIBOR + 0.55%	2028	28	—
PMCL	Loan	None	PKR	6M KIBOR + 0.55%	2028	85	—
PMCL	Loan	None	PKR	3M KIBOR + 0.88%	2031	57	—
PJSC Kyivstar	Loan	None	UAH	NBU Key rate + 3.00%	2023	61	56
PJSC Kyivstar	Loan	VEON Holdings	UAH	NBU Key rate + 3.50%	2024	47	—
PJSC Kyivstar	Loan	VEON Holdings	UAH	Treasury Bill Rate + 3.00%	2024	50	—
PJSC Kyivstar	Loans	None	UAH	10.15% to 11.00%	2023-2025	97	85
Banglalink	Loans	None	BDT	Average bank deposit rate + 4.25%	2022	46	80

	Other bank loans and bonds					111	112

	Total bank loans and bonds					7,595	7,678

Schedule of reconciliation of cash flows from financing activities
Reconciliation of cash flows from financing activities

	Bank loans and bonds	Lease liabilities	Total

Balance as of January 1, 2020	7,588	2,083	9,671

Cash flows
Proceeds from borrowings, net of fees paid	4,621	—	4,621
Repayment of debt	(4,054)	(297)	(4,351)
Interest paid	(494)	(146)	(640)
Repayment of debt relating to Algeria discontinued operations	—	(25)	(25)
Interest paid relating to Algeria discontinued operations	—	(4)	(4)

Non-cash movements
Interest and fee accruals	546	156	702
Lease additions, disposals, impairment and modifications	—	432	432
Foreign currency translation	(398)	(286)	(684)
Other non-cash movements	(51)	—	(51)

Balance as of December 31, 2020	7,758	1,913	9,671

Cash flows
Proceeds from borrowings, net of fees paid	2,090	—	2,090
Repayment of debt	(2,129)	(337)	(2,466)
Interest paid	(472)	(147)	(619)

Non-cash movements
Interest and fee accruals	513	144	657
Lease additions, disposals, impairment and modifications	—	1,224	1,224
Held for sale - Note 10	—	(122)	(122)
Foreign currency translation	(68)	(8)	(76)
Other non-cash movements	(26)	—	(26)

Balance as of December 31, 2021	7,666	2,667	10,333
FINANCING ACTIVITIES 2021

Schedule of hedge accounting with derivatives as hedging items
The following table sets out the Company’s hedging instruments designated as net investment hedges as of December 31:

Hedging instruments *	Designated rate	Excluded component	Hedged item	Currency	Aggregated designated nominal value of hedged items, million
					2021		2020

Foreign currency forward contracts	Forward	foreign currency basis spread	PJSC VimpelCom	RUB	6,986	**	26,758	**

* Refer to the Debt and Derivatives section above in this Note for information regarding the carrying amounts of the hedging instruments.
** Hedging instruments have a weighted average term to maturity of less than 1 year as of December 31, 2021 (2020: 1 year ).
The below table sets out the reconciliation of each component of equity and the analysis of other comprehensive income (all of which are attributable to the equity owners of the parent):

	Foreign currency translation reserve	Cost of hedging reserve **

As of January 1, 2020	(8,312)	9

Foreign currency revaluation of the foreign operations and other	(615)	—
Effective portion of foreign currency revaluation of the hedging instruments *	178	—
Change in fair value of foreign currency basis spreads	—	7
Amortization of time-period related foreign currency basis spreads	—	(15)
Other movements in foreign currency translation reserve	(26)	—

As of December 31, 2020	(8,775)	1

Foreign currency revaluation of the foreign operations	(140)	—
Effective portion of foreign currency revaluation of the hedging instruments *	(18)	—
Change in fair value of foreign currency basis spreads	—	2
Amortization of time-period related foreign currency basis spreads	—	(3)
Other movements in foreign currency translation reserve	—	—

As of December 31, 2021	(8,933)	—
* Amounts represent the changes in fair value of the hedging instruments and closely approximate the changes in value of the hedged items used to recognize hedge ineffectiveness.
** Movements in the cost of hedging reserve are included within "Other" in respective section of statement of other comprehensive income.